FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Years Ended December 31, 2022 and 2021

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Financial Statements

Years Ended December 31, 2022 and 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of Separate Account VA 2LNY of Transamerica Financial

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA 2LNY of Transamerica Financial indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA 2LNY of Transamerica Financial as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

BNY Mellon Growth and Income Service Shares	BNY Mellon VIF Appreciation Initial Shares
BNY Mellon MidCap Stock Initial Shares	BNY Mellon VIF Government Money Market
BNY Mellon MidCap Stock Service Shares	BNY Mellon VIF Growth and Income Initial Shares
BNY Mellon Opportunistic Small Cap Service Shares	BNY Mellon VIF Opportunistic Small Cap Initial Shares
BNY Mellon Stock Index Initial Shares	TA Aegon Core Bond Service Class
BNY Mellon Stock Index Service Shares	TA Aegon Sustainable Equity Income Initial Class
BNY Mellon Sustainable U.S. Equity Initial Shares	TA WMC US Growth Initial Class
BNY Mellon Technology Growth Initial Shares	TA WMC US Growth Service Class
BNY Mellon Technology Growth Service Shares

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA 2LNY of Transamerica Financial based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA 2LNY of Transamerica Financial in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the custodian, the transfer agent, or investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

1

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2023

We have served as the auditor of one or more of the subaccounts of Separate Account VA 2LNY of Transamerica Financial since 2014.

2

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

BNY Mellon Growth and Income Service Shares	13,832.471	$414,879	$400,588	$(1)	$400,587	13,460	$2.829817	$94.874401

BNY Mellon MidCap Stock Initial Shares	115,884.843	2,194,443	1,907,465	(5)	1,907,460	58,164	1.834418	36.833346

BNY Mellon MidCap Stock Service Shares	19,179.583	362,495	313,778	1	313,779	17,558	2.967407	34.840201

BNY Mellon Opportunistic Small Cap Service Shares	4,838.288	209,184	178,001	-	178,001	16,210	2.021244	175.103003

BNY Mellon Stock Index Initial Shares	245,851.145	11,337,602	14,212,655	(9)	14,212,646	105,568	2.379049	146.806694

BNY Mellon Stock Index Service Shares	40,300.630	1,978,868	2,336,228	(10)	2,336,218	18,009	3.459968	138.850118

BNY Mellon Sustainable U.S. Equity Initial Shares	81,638.539	3,098,653	3,406,776	(5)	3,406,771	39,969	2.572693	86.271581

BNY Mellon Technology Growth Initial Shares	293,753.848	6,598,977	5,161,255	6	5,161,261	237,091	2.742636	23.339834

BNY Mellon Technology Growth Service Shares	39,955.020	845,073	632,488	3	632,491	35,879	2.432862	21.797877

BNY Mellon VIF Appreciation Initial Shares	487,483.374	18,183,294	15,565,344	3	15,565,347	712,117	2.349399	122.037572

BNY Mellon VIF Government Money Market	9,623,746.769	9,623,747	9,623,747	(116)	9,623,631	7,894,252	0.755019	1.257899

BNY Mellon VIF Growth and Income Initial Shares	354,790.057	10,615,095	10,242,789	13	10,242,802	193,151	2.447222	101.135416

BNY Mellon VIF Opportunistic Small Cap Initial Shares	213,593.336	9,220,662	8,413,442	(7)	8,413,435	195,736	1.542877	185.240549

TA Aegon Core Bond Service Class	63,424.028	867,911	730,011	2	730,013	785,745	0.876730	0.936542

TA Aegon Sustainable Equity Income Initial Class	35,803.987	751,376	629,076	(8)	629,068	573,066	1.036273	1.105893

TA WMC US Growth Initial Class	65,614.541	1,972,999	1,702,041	9	1,702,050	39,525	2.939170	43.295906

TA WMC US Growth Service Class	39,984.813	1,207,814	987,225	(14)	987,211	617,312	1.508305	1.611174

See accompanying notes.	3

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

BNY Mellon Growth and Income Service Shares	$400,587	$-	$400,587

BNY Mellon MidCap Stock Initial Shares	1,891,488	15,972	1,907,460

BNY Mellon MidCap Stock Service Shares	309,939	3,840	313,779

BNY Mellon Opportunistic Small Cap Service Shares	178,001	-	178,001

BNY Mellon Stock Index Initial Shares	14,036,230	176,416	14,212,646

BNY Mellon Stock Index Service Shares	2,210,988	125,230	2,336,218

BNY Mellon Sustainable U.S. Equity Initial Shares	3,243,064	163,707	3,406,771

BNY Mellon Technology Growth Initial Shares	5,112,642	48,619	5,161,261

BNY Mellon Technology Growth Service Shares	632,491	-	632,491

BNY Mellon VIF Appreciation Initial Shares	14,101,876	1,463,471	15,565,347

BNY Mellon VIF Government Money Market	8,813,885	809,746	9,623,631

BNY Mellon VIF Growth and Income Initial Shares	9,901,069	341,733	10,242,802

BNY Mellon VIF Opportunistic Small Cap Initial Shares	7,999,612	413,823	8,413,435

TA Aegon Core Bond Service Class	714,337	15,676	730,013

TA Aegon Sustainable Equity Income Initial Class	583,495	45,573	629,068

TA WMC US Growth Initial Class	1,701,378	672	1,702,050

TA WMC US Growth Service Class	904,459	82,752	987,211

See accompanying notes.	4

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BNY Mellon Growth and Income Service Shares Subaccount	BNY Mellon MidCap Stock Initial Shares Subaccount	BNY Mellon MidCap Stock Service Shares Subaccount	BNY Mellon Opportunistic Small Cap Service Shares Subaccount

Net Assets as of December 31, 2020:	$646,218	$1,983,193	$389,523	$188,459

Investment Income:
Reinvested Dividends	1,472	14,059	1,966	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,445	31,531	6,300	2,937

Net Investment Income (Loss)	(7,973)	(17,472)	(4,334)	(2,937)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	46,592	14,227	2,821	-
Realized Gain (Loss) on Investments	76,158	57,267	5,652	5,768

Net Realized Capital Gains (Losses) on Investments	122,750	71,494	8,473	5,768
Net Change in Unrealized Appreciation (Depreciation)	30,387	420,438	88,886	24,332

Net Gain (Loss) on Investment	153,137	491,932	97,359	30,100

Net Increase (Decrease) in Net Assets Resulting from Operations	145,164	474,460	93,025	27,163

Increase (Decrease) in Net Assets from Contract Transactions	(140,325)	(67,997)	(3,229)	(2,174)

Total Increase (Decrease) in Net Assets	4,839	406,463	89,796	24,989

Net Assets as of December 31, 2021:	$651,057	$2,389,656	$479,319	$213,448

Investment Income:
Reinvested Dividends	2,612	14,700	1,867	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,110	28,247	5,344	2,636

Net Investment Income (Loss)	(4,498)	(13,547)	(3,477)	(2,636)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	112,744	495,842	102,947	40,666
Realized Gain (Loss) on Investments	15,862	20,883	23,877	(203)

Net Realized Capital Gains (Losses) on Investments	128,606	516,725	126,824	40,463
Net Change in Unrealized Appreciation (Depreciation)	(224,359)	(863,952)	(193,874)	(76,761)

Net Gain (Loss) on Investment	(95,753)	(347,227)	(67,050)	(36,298)

Net Increase (Decrease) in Net Assets Resulting from Operations	(100,251)	(360,774)	(70,527)	(38,934)

Increase (Decrease) in Net Assets from Contract Transactions	(150,219)	(121,422)	(95,013)	3,487

Total Increase (Decrease) in Net Assets	(250,470)	(482,196)	(165,540)	(35,447)

Net Assets as of December 31, 2022:	$400,587	$1,907,460	$313,779	$178,001

See Accompanying Notes.	5

(1) See Footnote 1

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BNY Mellon Stock Index Initial Shares Subaccount	BNY Mellon Stock Index Service Shares Subaccount	BNY Mellon Sustainable U.S. Equity Initial Shares Subaccount	BNY Mellon Technology Growth Initial Shares Subaccount

Net Assets as of December 31, 2020:	$16,479,055	$2,653,212	$4,201,589	$9,403,801

Investment Income:
Reinvested Dividends	206,893	23,302	34,631	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	251,495	39,398	61,726	138,677

Net Investment Income (Loss)	(44,602)	(16,096)	(27,095)	(138,677)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	790,322	122,239	101,832	1,280,793
Realized Gain (Loss) on Investments	704,130	130,641	212,894	431,190

Net Realized Capital Gains (Losses) on Investments	1,494,452	252,880	314,726	1,711,983
Net Change in Unrealized Appreciation (Depreciation)	2,809,918	424,101	715,439	(521,400)

Net Gain (Loss) on Investment	4,304,370	676,981	1,030,165	1,190,583

Net Increase (Decrease) in Net Assets Resulting from Operations	4,259,768	660,885	1,003,070	1,051,906

Increase (Decrease) in Net Assets from Contract Transactions	(865,913)	(183,559)	(439,573)	(368,391)

Total Increase (Decrease) in Net Assets	3,393,855	477,326	563,497	683,515

Net Assets as of December 31, 2021:	$19,872,910	$3,130,538	$4,765,086	$10,087,316

Investment Income:
Reinvested Dividends	208,484	28,274	20,314	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	220,368	36,311	53,121	91,886

Net Investment Income (Loss)	(11,884)	(8,037)	(32,807)	(91,886)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,345,823	226,125	278,217	650,850
Realized Gain (Loss) on Investments	1,325,055	262,510	40,664	72,250

Net Realized Capital Gains (Losses) on Investments	2,670,878	488,635	318,881	723,100
Net Change in Unrealized Appreciation (Depreciation)	(6,272,866)	(1,085,470)	(1,407,442)	(5,327,542)

Net Gain (Loss) on Investment	(3,601,988)	(596,835)	(1,088,561)	(4,604,442)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,613,872)	(604,872)	(1,121,368)	(4,696,328)

Increase (Decrease) in Net Assets from Contract Transactions	(2,046,392)	(189,448)	(236,947)	(229,727)

Total Increase (Decrease) in Net Assets	(5,660,264)	(794,320)	(1,358,315)	(4,926,055)

Net Assets as of December 31, 2022:	$14,212,646	$2,336,218	$3,406,771	$5,161,261

See Accompanying Notes.	6

(1) See Footnote 1

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BNY Mellon Technology Growth Service Shares Subaccount	BNY Mellon VIF Appreciation Initial Shares Subaccount	BNY Mellon VIF Government Money Market Subaccount	BNY Mellon VIF Growth and Income Initial Shares Subaccount

Net Assets as of December 31, 2020:	$1,368,550	$18,965,806	$12,250,953	$10,781,051

Investment Income:
Reinvested Dividends	-	89,300	1,188	58,445
Investment Expense:
Mortality and Expense Risk and Administrative Charges	18,908	280,642	164,446	170,701

Net Investment Income (Loss)	(18,908)	(191,342)	(163,258)	(112,256)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	199,731	1,940,191	-	793,923
Realized Gain (Loss) on Investments	198,181	767,831	-	504,300

Net Realized Capital Gains (Losses) on Investments	397,912	2,708,022	-	1,298,223
Net Change in Unrealized Appreciation (Depreciation)	(228,998)	2,065,491	-	1,421,432

Net Gain (Loss) on Investment	168,914	4,773,513	-	2,719,655

Net Increase (Decrease) in Net Assets Resulting from Operations	150,006	4,582,171	(163,258)	2,607,399

Increase (Decrease) in Net Assets from Contract Transactions	(268,579)	(1,964,413)	(624,642)	(269,650)

Total Increase (Decrease) in Net Assets	(118,573)	2,617,758	(787,900)	2,337,749

Net Assets as of December 31, 2021:	$1,249,977	$21,583,564	$11,463,053	$13,118,800

Investment Income:
Reinvested Dividends	-	112,266	122,952	87,142
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,364	234,187	141,994	152,585

Net Investment Income (Loss)	(11,364)	(121,921)	(19,042)	(65,443)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	90,929	5,096,653	-	2,221,110
Realized Gain (Loss) on Investments	6,980	(674,339)	-	307,947

Net Realized Capital Gains (Losses) on Investments	97,909	4,422,314	-	2,529,057
Net Change in Unrealized Appreciation (Depreciation)	(673,058)	(8,382,826)	-	(4,532,987)

Net Gain (Loss) on Investment	(575,149)	(3,960,512)	-	(2,003,930)

Net Increase (Decrease) in Net Assets Resulting from Operations	(586,513)	(4,082,433)	(19,042)	(2,069,373)

Increase (Decrease) in Net Assets from Contract Transactions	(30,973)	(1,935,784)	(1,820,380)	(806,625)

Total Increase (Decrease) in Net Assets	(617,486)	(6,018,217)	(1,839,422)	(2,875,998)

Net Assets as of December 31, 2022:	$632,491	$15,565,347	$9,623,631	$10,242,802

See Accompanying Notes.	7

(1) See Footnote 1

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BNY Mellon VIF Opportunistic Small Cap Initial Shares Subaccount	TA Aegon Core Bond Service Class Subaccount	TA Aegon Sustainable Equity Income Initial Class Subaccount	TA WMC US Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$10,490,810	$950,811	$705,388	$2,670,659

Investment Income:
Reinvested Dividends	12,617	21,446	15,419	2,246
Investment Expense:
Mortality and Expense Risk and Administrative Charges	158,707	12,596	10,352	38,425

Net Investment Income (Loss)	(146,090)	8,850	5,067	(36,179)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	31,648	-	415,165
Realized Gain (Loss) on Investments	479,519	5,347	(20,655)	191,794

Net Realized Capital Gains (Losses) on Investments	479,519	36,995	(20,655)	606,959
Net Change in Unrealized Appreciation (Depreciation)	1,217,684	(70,217)	157,073	(82,578)

Net Gain (Loss) on Investment	1,697,203	(33,222)	136,418	524,381

Net Increase (Decrease) in Net Assets Resulting from Operations	1,551,113	(24,372)	141,485	488,202

Increase (Decrease) in Net Assets from Contract Transactions	(836,788)	(40,490)	(89,720)	(489,580)

Total Increase (Decrease) in Net Assets	714,325	(64,862)	51,765	(1,378)

Net Assets as of December 31, 2021:	$11,205,135	$885,949	$757,153	$2,669,281

Investment Income:
Reinvested Dividends	-	18,788	14,237	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	128,107	10,929	8,997	28,018

Net Investment Income (Loss)	(128,107)	7,859	5,240	(28,018)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,943,795	3,366	23,100	333,514
Realized Gain (Loss) on Investments	199,952	(11,466)	(14,811)	46,681

Net Realized Capital Gains (Losses) on Investments	2,143,747	(8,100)	8,289	380,195
Net Change in Unrealized Appreciation (Depreciation)	(3,940,233)	(124,227)	(110,673)	(1,203,394)

Net Gain (Loss) on Investment	(1,796,486)	(132,327)	(102,384)	(823,199)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,924,593)	(124,468)	(97,144)	(851,217)

Increase (Decrease) in Net Assets from Contract Transactions	(867,107)	(31,468)	(30,941)	(116,014)

Total Increase (Decrease) in Net Assets	(2,791,700)	(155,936)	(128,085)	(967,231)

Net Assets as of December 31, 2022:	$8,413,435	$730,013	$629,068	$1,702,050

See Accompanying Notes.	8

(1) See Footnote 1

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

TA WMC US Growth Service Class Subaccount

Net Assets as of December 31, 2020:	$1,443,868

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	20,329

Net Investment Income (Loss)	(20,329)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	218,720
Realized Gain (Loss) on Investments	61,513

Net Realized Capital Gains (Losses) on Investments	280,233
Net Change in Unrealized Appreciation (Depreciation)	(6,341)

Net Gain (Loss) on Investment	273,892

Net Increase (Decrease) in Net Assets Resulting from Operations	253,563

Increase (Decrease) in Net Assets from Contract Transactions	(135,325)

Total Increase (Decrease) in Net Assets	118,238

Net Assets as of December 31, 2021:	$1,562,106

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,001

Net Investment Income (Loss)	(16,001)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	202,553
Realized Gain (Loss) on Investments	21,949

Net Realized Capital Gains (Losses) on Investments	224,502
Net Change in Unrealized Appreciation (Depreciation)	(699,224)

Net Gain (Loss) on Investment	(474,722)

Net Increase (Decrease) in Net Assets Resulting from Operations	(490,723)

Increase (Decrease) in Net Assets from Contract Transactions	(84,172)

Total Increase (Decrease) in Net Assets	(574,895)

Net Assets as of December 31, 2022:	$987,211

See Accompanying Notes.	9

(1) See Footnote 1

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

December 31, 2022

1.  Organization

Separate Account VA 2LNY of Transamerica Financial (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Dreyfus/Transamerica Triple Advantage® Variable Annuity (NY).

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
BNY Mellon Fund:	BNY Mellon Fund:
BNY Mellon Growth and Income Service Shares	BNY Mellon Growth and Income Portfolio Service Shares
BNY Mellon MidCap Stock Initial Shares	BNY Mellon MidCap Stock Portfolio Initial Shares
BNY Mellon MidCap Stock Service Shares	BNY Mellon MidCap Stock Portfolio Service Shares
BNY Mellon Opportunistic Small Cap Service Shares	BNY Mellon Opportunistic Small Cap Portfolio Service Shares
BNY Mellon Stock Index Initial Shares	BNY Mellon Stock Index Portfolio Initial Shares
BNY Mellon Stock Index Service Shares	BNY Mellon Stock Index Portfolio Service Shares
BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Initial Shares
BNY Mellon Technology Growth Initial Shares	BNY Mellon Technology Growth Portfolio Initial Shares
BNY Mellon Technology Growth Service Shares	BNY Mellon Technology Growth Portfolio Service Shares
BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Appreciation Portfolio Initial Shares
BNY Mellon VIF Government Money Market	BNY Mellon VIF Government Money Market
BNY Mellon VIF Growth and Income Initial Shares	BNY Mellon VIF Growth and Income Portfolio Initial Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares
Transamerica Series Trust:	Transamerica Series Trust:
TA Aegon Core Bond Service Class	Transamerica Aegon Core Bond VP Service Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

The following subaccount name changes were made effective during the fiscal year ended December 31, 2022:

Subaccount	Formerly
TA Aegon Core Bond Service Class	TA JPMorgan Core Bond Service Class

10

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

December 31, 2022

2.  Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2022.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

11

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

December 31, 2022

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales

BNY Mellon Growth and Income Service Shares	$115,356	$157,329

BNY Mellon MidCap Stock Initial Shares	551,248	190,378

BNY Mellon MidCap Stock Service Shares	104,872	100,414

BNY Mellon Opportunistic Small Cap Service Shares	44,731	3,214

BNY Mellon Stock Index Initial Shares	1,651,793	2,364,241

BNY Mellon Stock Index Service Shares	908,742	880,105

BNY Mellon Sustainable U.S. Equity Initial Shares	366,048	357,612

BNY Mellon Technology Growth Initial Shares	728,057	398,834

BNY Mellon Technology Growth Service Shares	104,161	55,567

BNY Mellon VIF Appreciation Initial Shares	6,602,415	3,563,469

BNY Mellon VIF Government Money Market	1,022,725	2,861,998

BNY Mellon VIF Growth and Income Initial Shares	2,404,762	1,055,718

BNY Mellon VIF Opportunistic Small Cap Initial Shares	2,033,979	1,085,396

TA Aegon Core Bond Service Class	153,580	173,817

TA Aegon Sustainable Equity Income Initial Class	39,706	42,304

TA WMC US Growth Initial Class	333,583	144,099

TA WMC US Growth Service Class	205,384	103,012

12

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

BNY Mellon Growth and Income Service Shares	-	(1,528)	(1,528)	3	(1,306)	(1,303)

BNY Mellon MidCap Stock Initial Shares	1,114	(5,904)	(4,790)	1,616	(3,621)	(2,005)

BNY Mellon MidCap Stock Service Shares	12	(2,831)	(2,819)	94	(340)	(246)

BNY Mellon Opportunistic Small Cap Service Shares	20	(6)	14	32	(43)	(11)

BNY Mellon Stock Index Initial Shares	3,648	(16,946)	(13,298)	4,118	(7,783)	(3,665)

BNY Mellon Stock Index Service Shares	79,346	(80,841)	(1,495)	198	(1,660)	(1,462)

BNY Mellon Sustainable U.S. Equity Initial Shares	778	(3,333)	(2,555)	646	(5,088)	(4,442)

BNY Mellon Technology Growth Initial Shares	3,290	(13,704)	(10,414)	5,731	(16,012)	(10,281)

BNY Mellon Technology Growth Service Shares	432	(1,660)	(1,228)	229	(6,769)	(6,540)

BNY Mellon VIF Appreciation Initial Shares	511,144	(177,840)	333,304	149,818	(42,020)	107,798

BNY Mellon VIF Government Money Market	887,884	(2,268,546)	(1,380,662)	666,119	(1,109,198)	(443,079)

BNY Mellon VIF Growth and Income Initial Shares	16,719	(40,257)	(23,538)	68,248	(17,742)	50,506

BNY Mellon VIF Opportunistic Small Cap Initial Shares	14,265	(49,550)	(35,285)	76,312	(23,353)	52,959

TA Aegon Core Bond Service Class	127,374	(159,870)	(32,496)	59,947	(96,753)	(36,806)

TA Aegon Sustainable Equity Income Initial Class	2,391	(30,462)	(28,071)	125	(75,194)	(75,069)

TA WMC US Growth Initial Class	21	(2,465)	(2,444)	16	(7,993)	(7,977)

TA WMC US Growth Service Class	1,769	(44,179)	(42,410)	57	(64,273)	(64,216)

13

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

BNY Mellon Growth and Income Service Shares	$-	$(150,219)	$(150,219)	$325	$(140,650)	$(140,325)

BNY Mellon MidCap Stock Initial Shares	41,996	(163,418)	(121,422)	40,187	(108,184)	(67,997)

BNY Mellon MidCap Stock Service Shares	116	(95,129)	(95,013)	3,172	(6,401)	(3,229)

BNY Mellon Opportunistic Small Cap Service Shares	4,129	(642)	3,487	6,370	(8,544)	(2,174)

BNY Mellon Stock Index Initial Shares	105,462	(2,151,854)	(2,046,392)	129,241	(995,154)	(865,913)

BNY Mellon Stock Index Service Shares	655,244	(844,692)	(189,448)	27,670	(211,229)	(183,559)

BNY Mellon Sustainable U.S. Equity Initial Shares	69,011	(305,958)	(236,947)	65,762	(505,335)	(439,573)

BNY Mellon Technology Growth Initial Shares	82,124	(311,851)	(229,727)	178,395	(546,786)	(368,391)

BNY Mellon Technology Growth Service Shares	13,831	(44,804)	(30,973)	9,237	(277,816)	(268,579)

BNY Mellon VIF Appreciation Initial Shares	1,400,502	(3,336,286)	(1,935,784)	409,395	(2,373,808)	(1,964,413)

BNY Mellon VIF Government Money Market	910,982	(2,731,362)	(1,820,380)	756,745	(1,381,387)	(624,642)

BNY Mellon VIF Growth and Income Initial Shares	99,951	(906,576)	(806,625)	650,571	(920,221)	(269,650)

BNY Mellon VIF Opportunistic Small Cap Initial Shares	93,790	(960,897)	(867,107)	376,119	(1,212,907)	(836,788)

TA Aegon Core Bond Service Class	131,766	(163,234)	(31,468)	65,935	(106,425)	(40,490)

TA Aegon Sustainable Equity Income Initial Class	2,525	(33,466)	(30,941)	145	(89,865)	(89,720)

TA WMC US Growth Initial Class	69	(116,083)	(116,014)	64	(489,644)	(489,580)

TA WMC US Growth Service Class	3,113	(87,285)	(84,172)	128	(135,453)	(135,325)

14

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

December 31, 2022

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BNY Mellon Growth and Income Service Shares
12/31/2022	13,460	$2.83	to	$3.40	$400,587	0.51%	1.25%	to	2.50%	(16.07)%	to	(17.10	) %
12/31/2021	14,988	3.37	to	4.10	651,057	0.22	1.25	to	2.50	23.77	to	22.26
12/31/2020	16,291	2.72	to	3.35	646,218	0.52	1.25	to	2.50	22.80	to	21.30
12/31/2019	25,338	2.22	to	2.76	565,606	0.82	1.25	to	2.50	27.20	to	25.65
12/31/2018	25,301	1.74	to	2.20	443,161	0.55	1.25	to	2.50	(6.08)	to	(7.23)
BNY Mellon MidCap Stock Initial Shares
12/31/2022	58,164	36.83	to	1.83	1,907,460	0.72	1.25	to	2.50	(15.14)	to	(16.17)
12/31/2021	62,954	43.40	to	2.19	2,389,656	0.62	1.25	to	2.50	24.33	to	22.81
12/31/2020	64,959	34.91	to	1.78	1,983,193	0.85	1.25	to	2.50	6.77	to	5.47
12/31/2019	65,558	32.70	to	1.69	1,989,714	0.65	1.25	to	2.50	18.70	to	17.25
12/31/2018	73,211	27.55	to	1.44	1,907,988	0.57	1.25	to	2.50	(16.54)	to	(17.56)
BNY Mellon MidCap Stock Service Shares
12/31/2022	17,558	3.07	to	2.97	313,779	0.49	1.25	to	2.50	(15.34)	to	(16.37)
12/31/2021	20,377	3.62	to	3.55	479,319	0.43	1.25	to	2.50	24.01	to	22.50
12/31/2020	20,623	2.92	to	2.90	389,523	0.58	1.25	to	2.50	6.51	to	5.21
12/31/2019	29,168	2.74	to	2.75	413,731	0.39	1.25	to	2.50	18.37	to	16.93
12/31/2018	27,544	2.32	to	2.35	351,933	0.35	1.25	to	2.50	(16.73)	to	(17.75)
BNY Mellon Opportunistic Small Cap Service Shares
12/31/2022	16,210	2.78	to	2.17	178,001	-	1.25	to	2.50	(17.86)	to	(18.86)
12/31/2021	16,196	3.39	to	2.68	213,448	-	1.25	to	2.50	14.73	to	13.33
12/31/2020	16,207	2.95	to	2.36	188,459	0.44	1.25	to	2.50	18.10	to	16.66
12/31/2019	26,612	2.50	to	2.03	177,207	-	1.25	to	2.50	19.99	to	18.53
12/31/2018	26,618	2.08	to	1.71	148,244	-	1.25	to	2.50	(20.29)	to	(21.27)
BNY Mellon Stock Index Initial Shares
12/31/2022	105,568	17.27	to	2.38	14,212,646	1.31	1.25	to	2.50	(19.32)	to	(20.31)
12/31/2021	118,866	21.41	to	2.99	19,872,910	1.14	1.25	to	2.50	26.83	to	25.28
12/31/2020	122,531	16.88	to	2.38	16,479,055	1.58	1.25	to	2.50	16.55	to	15.13
12/31/2019	126,495	14.48	to	2.07	14,757,729	1.71	1.25	to	2.50	29.56	to	27.98
12/31/2018	131,916	11.18	to	1.62	12,279,614	1.64	1.25	to	2.50	(5.82)	to	(6.97)
BNY Mellon Stock Index Service Shares
12/31/2022	18,009	3.69	to	3.46	2,336,218	1.08	1.25	to	2.50	(19.53)	to	(20.51)
12/31/2021	19,504	4.59	to	4.35	3,130,538	0.82	1.25	to	2.50	26.53	to	24.99
12/31/2020	20,966	3.63	to	3.48	2,653,212	1.33	1.25	to	2.50	16.26	to	14.84
12/31/2019	21,550	3.12	to	3.03	2,331,659	1.47	1.25	to	2.50	29.23	to	27.65
12/31/2018	21,645	2.42	to	2.38	1,976,227	1.34	1.25	to	2.50	(6.04)	to	(7.19)
BNY Mellon Sustainable U.S. Equity Initial Shares
12/31/2022	39,969	86.27	to	2.57	3,406,771	0.53	1.25	to	2.50	(23.82)	to	(24.75)
12/31/2021	42,524	113.25	to	3.42	4,765,086	0.78	1.25	to	2.50	25.43	to	23.90
12/31/2020	46,966	90.29	to	2.76	4,201,589	1.08	1.25	to	2.50	22.61	to	21.12
12/31/2019	48,362	73.64	to	2.28	3,533,024	1.46	1.25	to	2.50	32.70	to	31.08
12/31/2018	51,180	55.49	to	1.74	2,821,424	1.76	1.25	to	2.50	(5.59)	to	(6.75)
BNY Mellon Technology Growth Initial Shares
12/31/2022	237,091	23.34	to	2.76	5,161,261	-	1.25	to	2.50	(47.05)	to	(47.70)
12/31/2021	247,505	44.08	to	5.28	10,087,316	-	1.25	to	2.50	11.53	to	10.17
12/31/2020	257,786	39.52	to	4.80	9,403,801	0.25	1.25	to	2.50	67.83	to	65.78
12/31/2019	260,208	23.55	to	2.89	5,707,496	-	1.25	to	2.50	24.26	to	22.75
12/31/2018	274,537	18.95	to	2.36	4,826,503	-	1.25	to	2.50	(2.21)	to	(3.41)

15

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BNY Mellon Technology Growth Service Shares
12/31/2022	35,879	$2.43	to	$3.67	$632,491	-%	1.25%	to	2.50%	(47.18)%	to	(47.82	) %
12/31/2021	37,107	4.61	to	7.03	1,249,977	-	1.25	to	2.50	11.25	to	9.90
12/31/2020	43,647	4.14	to	6.40	1,368,550	0.06	1.25	to	2.50	67.48	to	65.44
12/31/2019	54,081	2.47	to	3.87	909,502	-	1.25	to	2.50	23.96	to	22.45
12/31/2018	56,140	1.99	to	3.16	771,793	-	1.25	to	2.50	(2.49)	to	(3.69)
BNY Mellon VIF Appreciation Initial Shares
12/31/2022	712,117	122.04	to	2.35	15,565,347	0.66	1.25	to	2.50	(19.07)	to	(20.06)
12/31/2021	378,813	150.80	to	2.94	21,583,564	0.44	1.25	to	2.50	25.56	to	24.03
12/31/2020	271,015	120.10	to	2.37	18,965,806	0.79	1.25	to	2.50	22.16	to	20.67
12/31/2019	264,230	98.31	to	1.96	16,468,629	1.16	1.25	to	2.50	34.42	to	32.78
12/31/2018	263,969	73.14	to	1.48	13,308,659	1.25	1.25	to	2.50	(8.01)	to	(9.14)
BNY Mellon VIF Government Money Market
12/31/2022	7,894,252	0.96	to	0.76	9,623,631	1.19	1.25	to	2.50	0.02	to	(1.20)
12/31/2021	9,274,914	0.95	to	0.76	11,463,053	0.01	1.25	to	2.50	(1.22)	to	(2.43)
12/31/2020	9,717,993	0.97	to	0.78	12,250,953	0.16	1.25	to	2.50	(1.02)	to	(2.23)
12/31/2019	6,594,546	0.98	to	0.80	8,403,904	1.65	1.25	to	2.50	0.41	to	(0.82)
12/31/2018	7,049,766	0.97	to	0.81	8,978,812	1.26	1.25	to	2.50	0.03	to	(1.20)
BNY Mellon VIF Growth and Income Initial Shares
12/31/2022	193,151	101.14	to	2.45	10,242,802	0.79	1.25	to	2.50	(15.87)	to	(16.89)
12/31/2021	216,689	120.21	to	2.94	13,118,800	0.47	1.25	to	2.50	24.08	to	22.57
12/31/2020	166,183	96.88	to	2.40	10,781,051	0.77	1.25	to	2.50	23.09	to	21.59
12/31/2019	177,056	78.70	to	1.98	9,282,274	1.07	1.25	to	2.50	27.53	to	25.97
12/31/2018	165,749	61.72	to	1.57	7,597,398	0.79	1.25	to	2.50	(5.87)	to	(7.02)
BNY Mellon VIF Opportunistic Small Cap Initial Shares
12/31/2022	195,736	2.58	to	1.54	8,413,435	-	1.25	to	2.50	(17.65)	to	(18.65)
12/31/2021	231,021	3.13	to	1.90	11,205,135	0.11	1.25	to	2.50	15.02	to	13.62
12/31/2020	178,062	2.72	to	1.67	10,490,810	0.65	1.25	to	2.50	18.41	to	16.97
12/31/2019	117,909	2.30	to	1.43	9,371,497	-	1.25	to	2.50	20.28	to	18.81
12/31/2018	121,909	1.91	to	1.20	8,345,779	-	1.25	to	2.50	(20.08)	to	(21.06)
TA Aegon Core Bond Service Class
12/31/2022	785,745	0.94	to	0.88	730,013	2.38	1.25	to	2.50	(14.06)	to	(15.11)
12/31/2021	818,241	1.09	to	1.03	885,949	2.37	1.25	to	2.50	(2.49)	to	(3.67)
12/31/2020	855,047	1.12	to	1.07	950,811	3.26	1.25	to	2.50	5.84	to	4.55
12/31/2019	940,793	1.06	to	1.03	989,887	2.28	1.25	to	2.50	6.92	to	5.61
12/31/2018	987,716	0.99	to	0.97	973,455	2.88	1.25	to	2.50	(1.33)	to	(2.54)
TA Aegon Sustainable Equity Income Initial Class
12/31/2022	573,066	1.11	to	1.04	629,068	2.18	1.25	to	2.50	(12.72)	to	(13.78)
12/31/2021	601,137	1.27	to	1.20	757,153	2.05	1.25	to	2.50	20.91	to	19.44
12/31/2020	676,206	1.05	to	1.01	705,388	2.95	1.25	to	2.50	(8.50)	to	(9.61)
12/31/2019	736,585	1.15	to	1.11	841,050	2.44	1.25	to	2.50	22.38	to	20.89
12/31/2018	794,260	0.94	to	0.92	742,014	1.90	1.25	to	2.50	(12.60)	to	(13.67)
TA WMC US Growth Initial Class
12/31/2022	39,525	2.94	to	3.84	1,702,050	-	1.25	to	2.50	(32.19)	to	(33.02)
12/31/2021	41,969	4.33	to	5.73	2,669,281	0.08	1.25	to	2.50	19.18	to	17.72
12/31/2020	49,946	3.64	to	4.87	2,670,659	0.10	1.25	to	2.50	35.60	to	33.95
12/31/2019	57,236	2.68	to	3.64	2,260,833	0.13	1.25	to	2.50	38.32	to	36.63
12/31/2018	60,669	1.94	to	2.66	1,734,933	0.49	1.25	to	2.50	(1.03)	to	(2.25)
TA WMC US Growth Service Class
12/31/2022	617,312	1.61	to	1.51	987,211	-	1.25	to	2.50	(32.36)	to	(33.18)
12/31/2021	659,722	2.38	to	2.26	1,562,106	-	1.25	to	2.50	18.89	to	17.44
12/31/2020	723,938	2.00	to	1.92	1,443,868	-	1.25	to	2.50	35.25	to	33.60
12/31/2019	826,022	1.48	to	1.44	1,219,496	-	1.25	to	2.50	37.96	to	36.27
12/31/2018	990,119	1.07	to	1.06	1,061,119	0.26	1.25	to	2.50	(1.27)	to	(2.49)

16

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

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Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

December 31, 2022

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.10% to 2.35% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

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Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

December 31, 2022

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

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